Inventories (Tables)	9 Months Ended
Sep. 30, 2017
Inventories [Abstract]
Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	September 30, 2017	December 31, 2016
Lubricants	581	553
Bunkers	3,620	3,496
Total	4,201	4,049